Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Receivables [Abstract]
Billed receivables and amounts billable as of the balance sheet date	$ 98,791	$ 105,229	$ 102,211
Unbilled receivables:
Amounts billable after the balance sheet date	37,963	36,691	36,693
Revenues recorded in excess of milestone billings on fixed price contracts	2,591	2,813	3,289
Revenues recorded in excess of estimated contract value or funding	9,547	14,652	14,605
Retainages and other amounts billable upon contract completion	13,323	16,034	19,557
Allowance for doubtful accounts	(3,830)	(3,924)	(3,751)
Total Accounts Receivable	$ 158,385	$ 171,495	$ 172,604